As filed with the Securities and Exchange Commission on April 25, 2001


                                                                File No. 2-17277

--------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT Under THE SECURITIES ACT of 1933                      [X]
         Pre-Effective Amendment No.                                         [ ]
         Post-Effective Amendment No. 49                                     [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 28                                                    [X]

                        (Check appropriate box or boxes)

                                 SIFE Trust Fund
               (Exact Name of Registrant as Specified in Charter)

                              100 North Wiget Lane
                         Walnut Creek, California 94598
            (Address of Principal Executive Offices, with Zip Code)


                                 (800) 231-0356
                                 (925) 988-2400
              (Registrant's Telephone Number, including Area Code)

                                 Sam A. Marchese
                                 SIFE Trust Fund
                              100 North Wiget Lane
                             Walnut Creek, CA 94598
                     (Name and address of Agent for Service)

                         ------------------------------

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)
     [x] on April 30, 2001 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on April 30, 2001 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     ---------------------------------------------------------------------------

                     Please Send Copy of Communications to:

                            Mitchell E. Nichter, Esq.
                       Paul, Hastings, Janofsky Walker LLP
             345 California Street, San Francisco, California 94104
                                 (415) 835-1600

                                 SIFE Trust Fund
                      Contents of Post-Effective Amendment


This post-effective amendment to the registration statement of the Registrant contains the following documents:

Facing Sheet

Contents of Post-Effective Amendment

Part A - Prospectus for Class A-I Shares, Class A-II Shares, Class B Shares and Class C Shares of SIFE Trust Fund

Part B - Statement of Additional Information for Class A-I Shares, Class A-II Shares, Class B Shares and Class C Shares of SIFE Trust Fund

Part C - Other Information

Signature Page

Exhibits

                       ===================================
   Part A - Prospectus for Class A-I Shares, Class A-II Shares, Class B Shares
                      and Class C Shares of SIFE Trust Fund
                       ===================================

                                   [SIFE LOGO]

                                      SIFE
                                   TRUST FUND







PROSPECTUS


April 30, 2001






Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
--------------------------------------------------------------------------------

     The Fund .........................................................   3

     Past Performance .................................................   4

     Fees & Expenses ..................................................   5

     Additional Risks .................................................   7

     Management .......................................................   8

     Choosing a Share Class ...........................................   9

     How Sales Charges are Calculated .................................  10

     Sales Charge Reductions & Waivers ................................  12

     Opening & Contributing to An Account .............................  14

     Exchanges & Redemptions from Accounts ............................  16

     Changes to Account Status ........................................  17

     Additional Investor Services .....................................  18

     Pricing, Distribution & Tax Information ..........................  19


     Transaction & Account Policies ...................................  20

     Financial Highlights .............................................  23

The Fund
--------------------------------------------------------------------------------

Investment Objective

SIFE Trust Fund (the "Fund") seeks to conserve capital and provide capital growth consistent with prudent investment management practices by concentrating not less than 30% of its assets in the stocks of institutions in the financial industry.

Investment Strategy

The Fund seeks to achieve it's investment objective by investing in financial institutions (companies which derive a significant portion of their income from dealing in financial services, credit, loans and insurance) as well as a diverse portfolio of enterprises regarded by the Fund as having stable earnings growth. In researching potential investments, the Fund's investment advisor focuses on companies that have capital growth potential because of favorable overall business prospects, the development and demand of new products and services, undervalued assets and/or earnings potential, and favorable operating ratios. With respect to 80% of the Fund's portfolio, any company that has met the above criteria must also have been in existence for at least five years, paid dividends in each of the last five years, and have assets of more than $7,000,000.

Risk Factors

As with any mutual fund, the value of your investment in the Fund will fluctuate in value and you may lose money. By investing in stocks, the Fund's share price may be volatile, particularly due to the decline of a holding's price or a decline in the overall stock market. Since the Fund concentrates its investments in financial institutions, its performance is largely dependent on financial institutions performance. This performance may differ from that of the overall stock market.


In comparison to the overall stock market, the value of shares of financial institutions owned by the Fund, and therefore, the Fund's share value is more likely to be impacted by changing interest rates and/or economic conditions. Also, financial institutions are subject to greater regulation than other industries in the overall stock market. For example, industries like banking and insurance are subject to special regulatory schemes not shared by other industries. Additionally, tighter government regulation of financial institutions in which the Fund invests may adversely affect the Fund by preventing the Fund's holdings from realizing their growth potential. These fluctuations in net asset value may make the Fund more suitable for long-term investors.


                                                                 The Fund - Pg 3

Past Performance
--------------------------------------------------------------------------------

The bar chart and tables below show the risks of investing in the Fund and how the Fund's total return has varied from year to year. The first table shows the Fund's best and worst quarters during that time period, while the second table compares the Fund's 1, 5, and 10 year annual returns with that of the S&P 500 Index, a widely recognized unmanaged index of stock performance.

Please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Total Return (per calendar year):


  1991    1992   1993    1994    1995    1996    1997   1998    1999    2000
  ----    ----   ----    ----    ----    ----    ----   ----    ----    ----
 47.31%  33.93%  9.33%  -1.52%  49.92%  27.36%  44.79%  5.14%  -8.45%  20.95%

The returns shown in the chart above are for Class A-I Shares of the Fund and calculated without taking into consideration the sales load. If these amounts were reflected, the returns would be less than those shown. The returns for the Fund's other share classes will be lower because of different expenses and sales load structures.

Highest and Lowest Quarterly Return:

                                 Quarter Ending
Highest          19.60%          December 31, 1998
Lowest          -18.15%          September 30, 1998

Average Annual Total Returns (through December 31, 2000)

                            1 Year          5 Years       10 Years

Class A-I                   20.95%          16.51%         21.20%

Class A-II                  20.75%            N/A            N/A

Class B                     19.83%            N/A            N/A

Class C                     19.79%            N/A            N/A

S&P 500 Index               (9.10%)         18.33%         17.46%


Pg 4 - Past Performance

Fees & Expenses
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                Class      Class      Class      Class
Shareholder Fees (fees paid directly from your investment)       A-I       A-II         B          C
Maximum Sales Charge (Load) Imposed on Purchases(1)             5.00%      5.00%      none       1.00%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                            none       none       5.00%(2)   1.00%(3)
(as a percentage of assets)

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                                            none       none       none       none

Redemption Fee(4)                                               1.00%(5)   1.00%(5)   none       none
(as a percentage of amount redeemed)

Exchange Fee                                                    none       none       none       none


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                                 1.25%      1.25%      1.25%      1.25%

Distribution and Shareholder Servicing (12b-1) Fees             none       0.25%(6)   1.00%(7)   1.00%(7)

Total Annual Fund Operating Expenses                            1.25%      1.50%      2.25%      2.25%

----------
(1) Sales charges vary, depending on the dollar amount invested. Please see the section "How Sales Charges are Calculated" for an explanation of reduced sales charges.
(2) The CDSC is calculated based on the lesser of (i) the original cost of the shares being redeemed or (ii) the net asset value of such shares at the time of redemption.
(3) Only charged on amounts redeemed within one year from purchase and on the lesser of either the current value or the original investment. Investments redeemed more than one year after purchase will not be subject to this redemption fee.
(4) SIFE does not presently charge a fee for redemptions sent by wire transfer, but reserves the right to impose such a fee in the future. Please be aware that your bank may charge you a fee for wire services. SIFE may also charge a $15 fee per redemption in excess of two redemptions per month.
(5) Redemptions or exchanges of Class A-I and Class A-II shares within 30 days (90 days effective July 1, 2001) of purchase may be subject to a 1.00% short-term redemption fee. Please see the section titled Transaction & Account Policies for further information about the Short-Term Redemption Fee.
(6)Class A-II shares of the Fund have a distribution plan which provides for distribution fees at the annual rate of .25%.
(7) Class B and Class C shares of the Fund each have a distribution plan which provides for distribution fees at the annual rate of .75% and of shareholder servicing fees at the annual rate of .25%.

                                                          Fees & Expenses - Pg 5

Fees & Expenses
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year     3 Years     5 Years    10 Years
                                      ------     -------     -------    --------

Class A-I                             $ 620        $ 876     $ 1151      $ 1931

Class A-II                            $ 644        $ 949     $ 1276      $ 2195

Class B*
     Assuming Redemption              $ 727       $ 1001     $ 1401      $ 2214
     Assuming No Redemption           $ 227        $ 701     $ 1201      $ 2214

Class C
     Assuming Redemption              $ 425        $ 794     $ 1289      $ 2647
     Assuming No Redemption           $ 325        $ 794     $ 1289      $ 2647

----------
* This example assumes that Class B shares convert to Class A-II on the sixth anniversary of purchase, as they normally would.

Pg 6 - Fees & Expenses

Additional Risks
--------------------------------------------------------------------------------

Defensive Investments

At the discretion of the investment advisor, the Fund may invest up to 70% of its assets in cash and short term securities for temporary defensive purposes. Such a stance may help the Fund to minimize or avoid losses during adverse market, economic, or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would had it been fully invested.

                                                         Additional Risks - Pg 7

Management
--------------------------------------------------------------------------------

SIFE, a California Corporation (called the "Managment Company" or "SIFE"), is the investment advisor, underwriter, and distributor for SIFE Trust Fund. SIFE is located at 100 North Wiget Lane, Walnut Creek, CA 94598. Founded in 1960, SIFE has managed the Fund since 1962 and is paid a fee of 1.25% of the Fund's average daily net assets pursuant to its investment advisory agreement with the Fund. For the year ended December 31, 2000, that fee was $9,395,394.

SIFE's asset management philosophy is based on the belief that discipline and consistency are important to investment success. SIFE seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide the Fund with a stable identity.


SIFE's portfolio team is co-managed by Michael J. Stead, L. Scott Edgar, and Laurie E. Buntain. Michael J. Stead, the Chief Investment Officer, has managed the Fund since May 1995. Prior to joining SIFE, Mr. Stead was employed by Bank of America, as the Senior Credit Officer for the Global Markets Division. L. Scott Edgar, the Director of Research, has been with SIFE since 1993. Previous to this, Mr. Edgar worked for Santa Barbara Asset Management as the Director of Research. Laurie E. Buntain, the Head Analyst and Trader, has been with SIFE since 1995. Prior to this, she spent 8 years working as a research analyst for various securities firms.


Pg 8 - Management

Choosing a Share Class
--------------------------------------------------------------------------------

SIFE Trust Fund offers four different classes of shares, Class A-I, Class A-II, Class B and Class C. Each Class has its own fee structure, as outlined below, allowing you to choose the one that best meets your requirements. For more details, please see the section titled "How Sales Charges are Calculated." Also, your financial representative can help you decide which share class is best for you.

The minimum initial investment in the Fund is $1000 ($250 for fiduciary accounts), and the minimum subsequent investment is $100. If you buy shares through your broker or investment advisor, different minimums may apply.

Class A-I

     * This class is available for purchase by SIFE and SIFE Trust Fund employees (and their immediate family members) as well as by registered representatives, bank trust officers, and other employees (and their immediate families) of investment professionals having agreements with the Management Company, and any employee benefit plan established for such people, provided shares are not resold. Additionally, Class A-I accounts which were established prior to April 30, 1996 may make additional purchases of Class A-I shares.
     * This class has a front-end sales charge. There are several ways to reduce this charge, described under "Sales Charge Reductions and Waivers" following this section.
     * This class is expected to have lower annual expenses than the other classes.

Class A-II

     *    This class is available to all investors.
     * This class has a front-end sales charge. There are several ways to reduce this charge, described under "Sales Charge Reductions and Waivers" following this section.
     * This class is intended for longer term investors and is most advantageous to those investors qualifying for sales charge reductions or waivers.


Class B

     *    This class is available to all investors.
     * There is no front-end sales charge, allowing all of your money to work for you right away.
     *    Higher annual expenses than Class A-II shares.
     * A contingent deferred sales charge that declines from 5% to 0% over six years.
     * Automatic conversion to Class A-II shares on the sixth anniversary of purchase, thereby reducing annual expenses.
     * This class is intended for investors planning to hold their shares for at least six years.
     * Orders of $250,000 or more of Class B shares are treated as orders for Class A-II shares or refused.

Class C

     *    This class is available to all investors.
     *    Reduced front-end sales charge of 1%.
     *    Higher annual expenses than Class A-II shares.
     * A redemption charge of 1% for shares redeemed less than one year from purchase.
     * This class is intended for investors planning to hold their shares for a short time.
     * Orders of $1,000,000 or more of Class C shares are treated as orders for Class A-II shares or refused.


                                                   Choosing a Share Class - Pg 9

How Sales Charges are Calculated
--------------------------------------------------------------------------------

Class A-I & Class A-II


Class A-I and Class A-II shares are sold to investors at an offering price equal to the net asset value per share plus any initial sales charge as set out in the table below. The Fund also imposes a short-term redemption fee on redemptions of shares held less than 30 days (90 days effective July 1, 2001) (see "Short-Term Redemption Fee" on Page 21). There is no sales charge on shares acquired from dividends or reinvestment.


Class A-I & Class A-II Sales Charges

                                    As a % of                As a % of
Your Investment                   offering price          your investment
Up to $99,999                          5.00%                   5.26%
$100,000 - $249,999                    4.00%                   4.17%
$250,000 - $499,999                    3.00%                   3.09%
$500,000 - $999,999                    2.50%                   2.56%
$1,000,000 and over*                   none                    none

Class B

Class B shares are offered at their net asset value per share, without any initial sales charge. However, you normally will be charged a Contingent Deferred Sales Charge (CDSC) on shares you sell within six years of purchase. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is deducted from the net asset value per share at the time of redemption. The longer the time between the purchase and sale of shares, the lower the rate of the CDSC. The following chart sets out how the CDSC charges apply over time:

Class B Contingent Deferred Sales Charge
(as a percentage of dollar amount)

Years after Purchase             CDSC on shares being sold
--------------------             -------------------------
1st year                                  5.00%
2nd year                                  4.00%
3rd and 4th years                         3.00%
5th year                                  2.00%
6th year                                  1.00%
After 6 years                             None

On the sixth anniversary after purchase, Class B shares will automatically convert to Class A-II shares. This will result in the annual total fund operating expenses being reduced from the 2.25% annual rate charged on Class B accounts to the 1.50% annual rate charged on Class A-II accounts.

----------
* You pay no front-end sales charge on purchases of $1 million or more, but if you sell those shares in less than one year you may pay a deferred sales charge of 0.60%.

Pg 10 - How Sales Charges are Calculated

How Sales Charges are Calculated
--------------------------------------------------------------------------------

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough shares with no CDSC, we will sell those shares that have the lowest CDSC first.

Class C

Class C shares are sold to investors at an offering price equal to their net asset value per share, plus a 1% sales charge. You normally will also be charged a CDSC of 1% on shares that you sell within one year of purchase. There is no CDSC on shares acquired through reinvestment or dividends. The CDSC is based on lesser of the original purchase cost or the current market value of shares being sold.

To keep your costs as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC.

Distribution Compensation

Class A-II, Class B, and Class C shares of the Fund have each adopted a plan under Rule 12b-1 ("12b-1" refers to the federal securities law authorizing this type of fee) that allows the Fund to pay distribution fees for the distribution of its shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Compensation payments originate from two sources, sales charges and annual 12b-1 fees. Presently, SIFE charges 12b-1 fees on Class A-II, Class B, and Class C shares. These fees and expenses vary by class according to the 12b-1 plans adopted by the Fund. The 12b-1 fee rates are set out in the "Fees & Expenses" section on Page 5.

                                        How Sales Charges are Calculated - Pg 11

Sales Charge Reductions & Waivers
--------------------------------------------------------------------------------

Reducing Your Class A-I & Class A-II Sales Charges

There are two ways that you can combine multiple purchases of Class A-I and/or Class A-II shares to take advantage of the breakpoints in the sales charge schedule. These two ways can be combined in any manner.

     * Accumulation Privilege - This allows you to add the value of any class of shares that you already own to the amount of your next purchase of the same class for the purpose of calculating the sales charge.

     * Letters of Intention (LOI) - This allows you to purchase shares in a class of the Fund over a thirteen month period and receive the same sales charge as if all the shares had been purchased at the same time. An LOI may include purchases made up to 90 days before entering into the LOI.

     * Combination Privilege - Both the Accumulation Privilege and the LOI may be combined to minimize the sales charge on Class A-I and Class A-II purchases. Accounts that may be combined for this purpose include all accounts that are:

          1) identified by the same Social Security or Tax Identification number,
          2) owned by the Investor's spouse, minor children, or any company 100% owned by the investors; or
          3) fiduciary accounts, such as IRA or employee benefit accounts controlled by the Investor.

Sales Charge Waivers for Class A-I Purchases

Subject to approval of the Management Company sales charges do not apply to Class A-I purchases by:

          1) directors, employees, and registered representatives of the Fund and SIFE, their immediate family members, and any employee benefit plan established for such persons; or

          2) registered representatives, bank trust officers, and other employees (and their immediate families) of investment professionals having agreements with the Management Company, provided the shares are not resold.

Sales Charge Waivers for Class A-II Purchases

Subject to approval of the Management Company sales charges do not apply to Class A-II purchases:

          1) by a governmental agency or authority prohibited by law from paying certain front-end sales charges (governmental agencies or authorities prohibited by law from paying distribution fees are entitled to purchase Class A-I shares);

          2) for accounts which a bank, investment-advisor or broker/dealer charges an advisory, account management or administration fee;

          3) by not for profit organizations, as defined by Section 501(c)(3) of the Internal Revenue Code, investing $50,000 or more;


Pg 12 - Sales Charge Reductions & Waivers

Sales Charge Reductions & Waivers
--------------------------------------------------------------------------------

          4) by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans which have more than 25 participants or $1,000,000 or more invested in the Fund;

          5) by retirement and deferred compensation plans, including but not limited to, those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts", purchasing through a single omnibus account and having more than 25 participants or $100,000 in plan assets invested in the Fund;

          6) by a trust institution (including bank trust departments) investing $250,000 or more on their own behalf or on the behalf of others;

          7)   through a "wrap account" or other similar fee-based program;

          8) by shareholders and their designated beneficiaries who have pursuant to a written exchange offer, exchanged their Class A-I shares into Class A-II shares;

          9) by investors who, subject to showing proper documentation, have within the last 90 days redeemed from another mutual fund (having paid a sales load) and reinvesting the proceeds of such sale in shares of the Fund; or

          10) by investors who have closed a Class A-I, Class A-II, or Class B account and who wish to reinvest some or all of the proceeds in the Fund within a 180 day reinstatement period, as long as Investor Services is notified before you reinvest. All accounts involved must have the same registration.

Waivers for Class B and Class C Contingent Deferred Sales Charge

SIFE will waive the CDSC on Class B and Class C shares in the following cases:

          i) if the redemption is made within one year of death or disability of the account holder,
          ii) to the extent that the redemption represents a minimum required distribution from a retirement plan once you have attained the age of 70 1/2,
          iii) if the withdrawal is made under a systematic withdrawal plan, provided that such a systematic withdrawal is limited to no more than 12% of the annual beginning account value, or
          iv) in the case of tax-exempt employee benefit plans, if the Internal Revenue Service or the Department of Labor, as the case may be, determines by rule or regulation that continuation of the investment in such shares would be improper.

                                       Sales Charge Reductions & Waivers - Pg 13

Opening & Contributing to an Account
--------------------------------------------------------------------------------

Steps for opening an account with SIFE Trust Fund:

1)   Read this prospectus carefully.

2) Determine the dollar amount and the class of shares you wish to invest in. The minimum initial investment amount to open an account with the Fund is:

     *    $1000 for a regular account
     *    $250 for a retirement account
     * $100 for an account opened with a systematic purchase plan (see the section titled "Additional Investor Services")

3) Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call SIFE's Investor Services Division at 1-800-231-0356.

4) Complete the appropriate part of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file a "Service Option Agreement and Account Update" form if you want to add privileges later. The "Service Option Agreement and Account Update" form can be found on our website www.sife.com or by calling 1-800-231-0356 and selecting Option 2 for a form to be faxed to you via our faxback system.

5) Make your initial investment by following the instructions on the next page. You and/or your financial representative may initiate any purchase.

6)   Mail your completed application to:

     Regular Mail                         Express, Certified, or Registered Mail

     SIFE Trust Fund                      SIFE Trust Fund
     c/o Boston Financial Data Services   c/o Boston Financial Data Services
     P.O. Box 8244                        66 Brooks Drive
     Boston, MA 02266-8244                Braintree, MA 02184-3800

Pg 14 - Opening & Contributing to an Account

Opening & Contributing to an Account
--------------------------------------------------------------------------------

Opening an Account                                Contributing to an Existing Account

By Check

*    Make out a check for the investment          *    Make out a check for the investment
     amount, payable to "SIFE Trust Fund".             amount, payable to "SIFE Trust Fund".
*    Deliver the check and completed              *    Fill out the detachable slip from an
     application to your financial                     account statement. If no slip is
     representative, or mail to SIFE Trust             available, include a note specifying
     Fund at the address listed on page 14.            your share class, account number and the
*    Please note that SIFE does not accept             name(s) in which the account is
     starter or third party checks.                    registered.
                                                  *    Deliver the check to your financial
                                                       representative, or mail to SIFE Trust
                                                       Fund at the address listed on page 14.

By Exchange

*    Call your financial representative or        *    Call your financial representative or
     SIFE's Investor Services at                       SIFE's Investor Services at
     1-800-231-0356 to request an exchange.            1-800-231-0356 to request an exchange.

By Wire

*    Deliver the check and completed              *    Instruct your bank to wire the amount of
     application to your financial                     your investment to:
     representative, or mail to SIFE Trust                 State Street Bank and Trust Co.
     Fund at the address listed on page 14.                225 Franklin Street
*    Obtain your account number by calling                 Boston, MA 02110-2804
     your financial representative or SIFE's               ABA# 011000028
     Investor Services.                                    DDA# 99052490
*    Instruct your bank to wire the amount of          Specify the share class, name on the
     your investment to:                               account, account number and the name(s)
         State Street Bank and Trust Co.               in which the account is registered. Your
         225 Franklin Street                           bank may charge a fee to wire funds.
         Boston, MA 02110-2804
         ABA# 011000028
         DDA# 99052490
     Specify the share class, name on the
     account, account number and the name(s)
     in which the account is registered. Your
     bank may charge a fee to wire funds.

By Phone

*    See "By Wire" and "By Exchange".             *    Verify that your bank or credit union is
                                                       a member of the Automated Clearing House
                                                       (ACH) system.
                                                  *    Complete the "Invest by Phone" and "Bank
                                                       Information" sections on your account
                                                       application or Service Option Form.
                                                  *    Call SIFE's Investor Services to verify
                                                       that these features are in place on your
                                                       account.
                                                  *    Tell the Investor Services
                                                       representative the share class, account
                                                       number, and name(s) in which the account
                                                       is registered and the amount you wish to
                                                       add to your investment.

                                    Opening & Contributing to an Account - Pg 15

Exchanges & Redemptions from Accounts
--------------------------------------------------------------------------------

By Letter
*    For sales and exchanges of any amount.       *    Write a letter of instruction indicating
                                                       the share class, account number, and the
                                                       name(s) in which the account is
                                                       registered and the dollar value or
                                                       number of shares you wish to sell or
                                                       exchange.
                                                  *    Sign the letter of instruction and
                                                       include a signature guarantee if
                                                       required. (Please see below requirements
                                                       for signature guarantees).
                                                  *    Mail the materials to:
                                                           SIFE Trust Fund
                                                           c/o Boston Financial Data Services
                                                           P.O. Box 8244
                                                           Boston, MA 02266-8244
                                                  *    If you are redeeming funds, a check will
                                                       be mailed to the name(s) and address in
                                                       which the account is registered, or
                                                       otherwise according to your letter of
                                                       instruction.

By Phone

*    Sales and exchanges of up to $100,000.       *    Call your registered representative or
                                                       SIFE's Investor Services between 6:00
                                                       a.m. and 5:00 p.m. Pacific Time Monday -
                                                       Friday. Please see page 20 for further
                                                       information on telephone transactions.


By Fax

*  SIFE does not currently accept fax transactions.

By Exchange

*    Exchanges of any type.                       *    Call your financial representative or
                                                       SIFE's Investor Services Division to
                                                       request an exchange.

Signature Guarantee Requirements

A signature guarantee is required for the following types of written requests for redemption:

     *    amounts of $100,000 or more,
     *    checks made payable to someone other than the account holder(s),
     *    to initiate or change bank information,
     * checks mailed to an address different than the address of record for the account, or
     *    if the account registration has changed within the past 30 days.

A signature guarantee may be obtained from most commercial banks, trust companies, savings and loan associations, federal savings banks, broker/dealers or other eligible financial institutions. Please note that a notary public may not provide a signature guarantee. Additional documentation may be required for redemptions made by corporations, executors, administrators, trustees, guardians and qualified plan administrators.

Pg 16 - Exchanges & Redemptions from Accounts

Changes to Account Status
--------------------------------------------------------------------------------

Requirements for Commonly Requested Account Changes

Type of Change                                    Requirement

Add or Delete Beneficiary                         *    Complete a Service Option Form.
                                                  *    Obtain a signature guarantee.

Add Telephone Redemptions                         *    Complete a Service Option Form.
                                                  *    Enclose a voided check (for wire
                                                       transfers).

Change Bank Information                           *    Complete a Service Option Form or write
                                                       a letter of instruction requesting the
                                                       bank information be changed.
                                                  *    Obtain a signature guarantee.
                                                  *    Enclose a voided check.

Transfer out of UGMA/UTMA*                        *    Complete a new application.
                                                  *    Write a letter of instruction requesting
                                                       the funds be transferred out of the
                                                       account.
                                                  *    Obtain a signature guarantee.

Postmortem Transfer to Beneficiary*               *    Complete a new application.
                                                  *    Provide a certified death certificate.
                                                  *    Obtain a signature guarantee.
                                                  *    Provide proof of beneficiary status if
                                                       no beneficiary previously listed.

Postmortem Transfer to Joint Tenant*              *    Complete a new application.
                                                  *    Provide a certified death certificate.
                                                  *    Write a letter of instruction requesting
                                                       the account be retitled to the surviving
                                                       joint tenant.
                                                  *    Obtain a signature guarantee.

Postmortem Transfers of IRA Accounts*             *    Complete a new application.
                                                  *    Provide a certified death certificate.
                                                  *    Write a letter of instruction requesting
                                                       the account be retitled to the beneficiary.
                                                  *    Obtain a signature guarantee.
                                                  *    Provide proof of beneficiary status if
                                                       no beneficiary previously listed.

Change Address Information                        *    Complete a Service Option Form or call
                                                       1-800-231-0356.

                                               Changes to Account Status - Pg 17

Additional Investor Services
--------------------------------------------------------------------------------

Systematic Purchase Plan

The Systematic Purchase Plan allows you make regular investments from your bank account (minimum of $100 per transaction) automatically on a monthly or quarterly basis. Systematic Purchase Plans will take effect ten business days following the receipt of the application to participate in the plan. To establish a Systematic Purchase Plan:

     *    Complete the appropriate section of your account application.
     * If you are using this Plan to open an account, please attach a check ($100 minimum) made payable to "SIFE Trust Fund." This check will be used to open your account with SIFE.
     * You may terminate your participation in the Plan at any time by calling or writing SIFE.

Systematic Withdrawal Plan

The Fund offers a Systematic Withdrawal Plan which permits you to receive (either by check or by electronic funds transfer) periodic payments of $100 or more from your account on a recurring basis varying from monthly to annually.

     * To establish a Systematic Withdrawal Plan for a new account, please fill out the relevant portion of the application.
     * To establish a plan for an existing account, you can contact SIFE's Investor Service Division and have a Service Option Form sent to you or go to SIFE's website, www.sife.com, and download the form. The Service Option Form is also available via fax through SIFE's faxback system. Just call 1-800-231-0356 and select Option 2.
     * Class B and Class C shares may be eligible for CDSC waivers under this type of withdrawal plan. Please see the section titled "Sales Charge Waivers and Reductions" for information on these waivers.
     * Purchases on Class A-I and Class A-II shares may be disadvantageous for you during a period of systematic withdrawal because sales charges may be charged on new purchases.

Retirement Plans

In addition to retirement accounts, SIFE offers a range or retirement plans, including Traditional and Roth IRAs, Simple IRAs, Education IRAs, SEPs, and 403(b) plans. Please contact SIFE's Investor Service Division or your financial representative for further information on opening one of these accounts.

Walk-in Transactions

If you wish, you may purchase shares or redeem PART of your SIFE account in person at SIFE's offices in Walnut Creek, California. In order to receive that day's closing price for a redemption or purchase, you must complete your redemption request at SIFE by 1:00 p.m. Pacific Time.

Money Market Fund

SIFE offers the SSgA Money Market Fund for investors wishing to exchange funds from their Class A-I and Class A-II shares into a money market fund. Money that is transferred from SIFE shares to the SSgA Money Market Fund may be moved back into the same class of SIFE shares with no sales charge. Also, exchanges between the Fund and the SSgA Money Market Fund may be taxable events. Please note when exchanging to the Money Market, you must leave a minimum balance in your SIFE account of $1000 for a regular account or $250 for a retirement account.

Pg 18 - Additional Investor Services

Pricing, Distribution & Tax Information
--------------------------------------------------------------------------------

Calculation of Net Asset Value

The net asset value ("NAV") per share of the Fund is normally computed at the close of trading (typically 1:00 p.m. Pacific Time) of each day that the New York Stock Exchange is open. This value is determined for each class by dividing that class's net assets by the number of shares outstanding. The value of assets is based on the closing price on the exchange on which they are primarily traded, or the last available sale price. If either of these prices are unavailable, the closing bid price is used for valuation. If market prices are unavailable or considered to be unreliable, fair value prices may be determined in good faith using procedures approved by the Fund's Board of Trustees.

Please be aware that purchase and redemption requests received before 1:00 p.m. Pacific Time will receive that day's closing NAV. Purchase and redemption requests received after 1:00 p.m. Pacific Time will receive the following day's NAV.

Distributions Of Income And Capital Gains

Normally any net investment income will be distributed to you on the last business day of February, May, August, and December. Short-term capital gains are normally allocated to your account on the last business day of December and long-term capital gains are normally allocated to your account on the last business day of November.

Please be aware that unless SIFE receives instructions otherwise, all dividends will be automatically reinvested in additional shares of the same class. Also, as explained in the section "How Sales Charges are Calculated," there is no sales charge on reinvested dividends.

Tax Matters

Taxation of Dividends

The Fund has qualified as, and intends to continue to qualify as, a regulated investment company under the Internal Revenue Code. This means that the Fund does not pay any federal income tax on earnings which are distributed to you. As a consequence, earnings you receive from the Fund, whether they are reinvested or received as cash, are generally considered taxable to you. Earnings from income and short-term capital gains are generally taxable to you as ordinary income, while earnings from long-term capital gains are taxable as capital gains.

A Form 1099-DIV is mailed to you by the end of January that details your short and long-term capital gains for the previous year and their federal tax category. You should verify this form with your tax professional to see how these earnings apply to your specific tax situation.

Taxation of Sales and Exchanges

Any time that you sell or exchange shares in the Fund, it is considered a taxable event. Depending on the purchase price, earnings while you own the shares, and the price of the shares when you sell or exchange them, you may have either a gain or a loss from the transaction. You are responsible for any tax liabilities that occur as a result of your transactions.

Due to the complexity of determining any gains or losses that result from selling or exchanging shares in the Fund, SIFE strongly recommends that you consult a tax professional to help you determine potential tax liabilities that may result.

                                 Pricing, Distribution & Tax Information - Pg 19

Transaction & Account Policies
--------------------------------------------------------------------------------

Purchase and Sell Prices

When you purchase shares of the Fund, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges or redemption fees. Please be aware the certain broker/dealers may charge transaction fees in addition to the fees listed in this Prospectus.

Execution of Requests


SIFE is open, from 8:00 a.m. to 5:00 p.m. Pacific Time, each day that the New York Stock Exchange is open. Buy and sell requests received before 1:00 p.m. Pacific Time will normally receive the closing net asset value of that date. Requests received after 1:00 p.m. Pacific Time will normally receive the following day's net asset value. Please note that for contributions, an order is considered received when the application (for a new account) or information identifying the account and the additional investment is received in good order by Boston Financial Data Services (BFDS), SIFE's transfer agent.


In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payments of proceeds for up to seven days, as permitted by federal securities laws.

Redemption proceeds are normally sent no later than the next business day following the redemption request. However, in certain circumstances, proceeds may take up to seven days to be sent. Please note, SIFE may charge a $15 fee per redemption in excess of two redemptions per month.

Receipt of Proceeds by Wire Transfer

If you wish, redemptions in amounts greater than $1,000 may be sent by wire transfer to any bank previously designated by you on your account application or Service Option Form. In order to complete a wire transfer, SIFE must have your bank account information as well as a completed Service Option Form authorizing the transfer. To obtain a Service Option Form, please contact SIFE's Investor Services Division or your financial representative.

Wire transfers normally will be sent the next business day following the processing of a redemption, however, in certain circumstances they may take up to five days to be sent. SIFE does not presently charge a fee for redemptions sent by wire transfer, but reserves the right to impose such a fee in the future. Please be aware that your bank may charge you a fee for wire services.

Telephone Transactions

Telephone redemption and exchange privileges are automatically provided to you and your registered representative when you open your account unless you indicate otherwise on your application. If you later wish to change these privileges please complete a Service Option Form and return it to SIFE Trust Fund at the address listed on page 14.

For your protection, telephone requests are recorded in order to verify their accuracy. In addition, SIFE will take measures to verify the identity of the caller, by asking for information as may be reasonable or necessary to verify identity. However, SIFE may still refuse a telephone redemption if SIFE feels it is appropriate to do so.

If reasonable measures have been taken, SIFE is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose name or address information has changed within the past 30 days.

Proceeds from telephone transactions will only be mailed to the address of record. SIFE reserves the right to change these policies after 30 days written notice.

Pg 20 - Transaction & Account Policies

Transaction & Account Policies
--------------------------------------------------------------------------------

No Sales Charge Repayment Privilege

If you are invested in Class A-I or Class A-II shares, you have the privilege of repurchasing shares previously redeemed with no sales charge, up to the dollar amount of shares previously redeemed. Any repurchases made under this privilege must be noted on the check as a "repayment." Please be aware that not all brokers recognize this repayment privilege and that the Fund may terminate this privilege to new redemptions with 90-day written notice to shareholders. In addition, please note that this repayment feature will no longer be available for purchases made after May 1, 2002.

Sales in Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, SIFE will execute the request, but will not release the proceeds of the sale until the purchase payment clears. This process may take up to fifteen days after the purchase date.

Small Accounts

If you draw down a non-retirement account so that its total value is less than $1000, you may be asked to purchase more shares within 30 days. If you do not take action, your account may be closed and the proceeds sent to you. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to Fund performance or the effects of sales charges.

Short-Term Redemption Fee


Class A-I and Class A-II shares have a short-term redemption fee on redemptions of shares held less than 30 days (90 days effective July 1, 2001). This fee is 1.00% of the net asset value of the shares being redeemed and will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and market impact costs associated with erratic redemption activity, and to facilitate portfolio management. This fee is not a contingent deferred sales charge, is not a commission for SIFE, and does not benefit SIFE in any way. Please be aware that exchanges to the SSgA Money Market Fund are considered a redemption for this purpose and money exchanged from the SSgA Money Market to the Fund will be considered to be a new deposit subject to the redemption fee holding period. The "first-in, first out" (FIFO) method is used to determine the holding period. This means that if you bought shares on different days, the shares purchased first will be redeemed first for the purposes of determining if this fee applies. Please note that this fee may be waived at the discretion of SIFE.


Buying and Selling Shares Through a Securities Broker

You may purchase and sell shares through a securities broker or their subagents. You should contact them directly for information regarding how to invest or redeem through them. They may also charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the next NAV calculated after receipt of the order by them (generally, orders received before 1:00 p.m. Pacific Time will be processed at that day's closing price, while orders received after that will be processed at the next day's closing price) on any day the NYSE is open. Brokers who perform shareholder servicing for the Fund may receive fees from the Fund or Management Company for providing these services.

                                          Transaction & Account Policies - PG 21

Transaction & Account Policies
--------------------------------------------------------------------------------

Additional Information Regarding the Fund

When opening your account, you may specify a beneficiary potentially providing for postmortem transfers outside of the probate process. You should be aware that probate processes and beneficiary designations vary by jurisdiction which may affect the characteristics of the treatment of the distributions or transfers. Please consult a qualified estate planning professional for advice on how the Trust Fund's characteristics may be affected by the laws of your jurisdiction. Be aware that Class A-II shares will be issued when the registration (tax identification number and/or titling) of a Class A-I account is changed.


The Privacy Of Your Financial Information

As required by Regulation S-P as promulgated by the Securities and Exchange Commission, SIFE and SIFE Trust Fund are providing you with this joint disclosure concerning the use and disclosure of your personal consumer information. SIFE and SIFE Trust Fund's policies are as follows:

SIFE and SIFE Trust Fund collect nonpublic information concerning you from the following sources:

     1)   Information we receive from you on applications or other forms;
     2)   Information you give us orally; and
     2)   Information about your transactions with us or others.

SIFE and SIFE Trust Fund do not disclose any nonpublic information about our customers or former customers to anyone without the customers authorization, except as permitted by law. SIFE and SIFE Trust Fund also restrict access to nonpublic personal information about you to those employees who need that information to process transactions, service your account, or provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.


Pg 22 - Transaction & Account Policies

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions.) This information has been audited by Deloitte & Touche LLP, whose Independent Auditors' Report along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                         Class A-I                                      Class A-II
Years Ended, December 31                  2000     1999     1998      1997      1996     2000     1999     1998     1997     1996
------------------------                  ----     ----     ----      ----      ----     ----     ----     ----     ----     ----
Selected Per Share Data
Net asset value, beginning of period     $ 5.21   $ 6.26   $ 6.45    $ 4.86    $ 4.58     5.21   $ 6.26   $ 6.46   $ 4.86   $ 4.73
Income from investment operations:
Net investment income                      0.08     0.07     0.07      0.08      0.09     0.06     0.05     0.05     0.07     0.07
Net realized & unrealized gain/(loss)
  on investments                           0.96    (0.56)    0.24      2.07      1.16     0.98    (0.56)    0.23     2.07     1.01
Total from investment operations           1.04    (0.49)    0.31      2.15      1.25     1.04    (0.51)    0.28     2.14     1.08
Less distributions to investors:
Dividends from net investment income      (0.08)   (0.07)   (0.07)    (0.08)    (0.09)   (0.06)   (0.05)   (0.05)   (0.06)   (0.07)
Distributions from capital gains          (0.37)   (0.49)   (0.43)    (0.48)    (0.88)   (0.37)   (0.49)   (0.43)   (0.48)   (0.88)
Total distributions                       (0.45)   (0.56)   (0.50)    (0.56)    (0.97)   (0.43)   (0.54)   (0.48)   (0.54)   (0.95)
Net asset value, end of period           $ 5.80   $ 5.21   $ 6.26    $ 6.45    $ 4.86   $ 5.82   $ 5.21   $ 6.26   $ 6.46   $ 4.86
Total Return(3) (%)                        21.0     (8.5)     5.1      44.8      27.4     21.0     (8.7)     4.7     44.6     22.8
Ratios and Supplemental Data
Net assets, end of period
  (in millions) ($)                         646      775    1,015     1,049       769      135       87      117       85       18
Ratios to average net assets:
Expenses(4) (%)                            1.25     1.25     1.25      1.25      1.20     1.50     1.50     1.50     1.50     1.48
Net investment income (%)                  1.48     1.07     1.04      1.38      1.82     1.20     0.81     0.79     1.11     1.77
Portfolio turnover rate (%)                16.0     25.0     31.0      63.0     140.2     16.0     25.0     31.0     63.0    140.2


                                                      Class B                               Class C
                                          2000     1999     1998     1997(1)    2000     1999     1998    1997(1)
                                          ----     ----     ----     -------    ----     ----     ----    -------
Selected Per Share Data
Net asset value, beginning of period     $ 5.21   $ 6.26   $ 6.45    $ 5.41    $ 5.20   $ 6.24    $ 6.46   $ 5.41
Income from investment operations:
Net investment income                      0.03       --       --      0.01      0.02       --        --     0.01
Net realized & unrealized gain/(loss)
  on investments                           0.96    (0.56)    0.24      1.53      0.96    (0.55)     0.21     1.54
Total from investment operations           0.99    (0.56)    0.24      1.54      0.98    (0.55)     0.21     1.55
Less distributions to investors:
Dividends from net investment income      (0.03)      --       --     (0.02)    (0.02)      --        --    (0.02)
Distributions from capital gains          (0.37)   (0.49)   (0.43)    (0.48)    (0.37)   (0.49)    (0.43)   (0.48)
Total Distributions                       (0.40)   (0.49)   (0.43)    (0.50)    (0.39)   (0.49)    (0.43)    (0.50)
Net asset value, end of period           $ 5.80   $ 5.21   $ 6.26    $ 6.45    $ 5.79   $ 5.20    $ 6.24    $ 6.46
Total Return(3) (%)                        19.8     (9.4)     4.1      28.9      19.8     (9.3)      3.6      29.1
Ratios and Supplemental Data
Net assets, end of period
  (in millions) ($)                          27        31        39       16        2        3         4         1
Ratios to average net assets:
Expenses(4) (%)                            2.25     2.25     2.25      2.22      2.25     2.25      2.25      2.25
Net investment income (%)                  0.50     0.06     0.00      0.30      0.50     0.06      0.00      0.30
Portfolio turnover rate (%)                16.0     25.0     31.0      63.0      16.0     25.0      31.0      63.0

----------
(1)  For the period May 1, 1997, (commencement of operations) to December 31,
     1997.
(2)  For the period May 1, 1996, (commencement of operations) to December 31,
     1996.
(3)  Sales loads are not reflected in total return.
(4) Subsequent to April 1, 1996, SIFE is responsible for all of the Fund's operating expenses, without limitation and in exchange, is paid a fee equal to 1.25% of the Fund's average daily net assets, per annum, without further compensation or reimbursement for any cost or expense attributable to the operation of the Fund. Prior to April 1, 1996, the Management Company received an investment advisory fee of 0.60% per annum of the Fund's net assets plus reimbursement of certain expenses attributable to the operation of the Fund.


                                                    Financial Highlights - Pg 23

For More Information
--------------------------------------------------------------------------------

Two free documents are available that offer further information about SIFE Trust
Fund:

1)   The Annual and Semi-Annual Report to Shareholders

     In the Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last year.

2)   Statement of Additional Information (the "SAI")

     The SAI contains more detailed information on all aspects of the Fund.

     A current copy of the SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (it is legally part of this prospectus). Reports and other information about the Fund is available on the Commission's Internet site at www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by electronic request at publicinfo@sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the Commission's Public Reference Room in Washington D.C. To obtain information about the operation of the Public Reference Room, please contact the Commission at 1-202-942-8090.

To Contact SIFE

     To request a free copy of the current Annual/Semi-Annual Report, Prospectus, SAI, or to ask any questions, please call or write to SIFE at:

                  100 North Wiget Lane
                  Walnut Creek, CA 94598-2402
                  (800) 231-0356
                  (925) 988-2400
                  www.sife.com


                                                            SEC File No. 811-987

                       ===================================
       Part B - Statement of Additional Information for Class A-I Shares,
                  Class A-II Shares, Class B Shares and Class
                           C Shares of SIFE Trust Fund
                       ===================================

                                 SIFE TRUST FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 30, 2001
                         ------------------------------


                   Managed by SIFE (A California Corporation)
                              100 North Wiget Lane
                         Walnut Creek, California 94598
                   Telephone: (800) 231-0356 / (925) 988-2400
                             Internet: www.sife.com
                   ------------------------------------------


This Statement of Additional Information, which may be amended from time to time, concerning SIFE Trust Fund (the "Fund") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's Prospectus, dated April 30, 2001, as may be amended from time to time (the "Prospectus"). This Statement of Additional Information (the "SAI") contains additional and, in some cases, more detailed information than in the Prospectus and should be read in conjunction with the Prospectus. Additional copies of the Prospectus may be obtained without charge by writing or calling your investment adviser, broker/dealer or financial planner, or the Fund at the address and telephone number set forth above. Financial information from SIFE Trust Fund's Annual Report has been incorporated into this SAI. A free copy of the Annual Report is available by calling 1-800-231-0356.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
General Information & History                                               B-2
Investment Objectives, Policies & Practices                                 B-2
     Fundamental Investment Policies                                        B-2
     Investment Practices                                                   B-3
     American Depositary Receipts                                           B-3
     Repurchase Agreements                                                  B-3
     Options Policies                                                       B-4
     Risk Considerations                                                    B-6
Management of the Fund                                                      B-7
     Compensation of Trustees and Officers                                  B-7
Control Persons and Principal Holders of Securities                         B-9
Investment Advisory & Other Services                                        B-9
     Investment Advisory Services                                           B-9
     Management and Administration                                          B-9
     Custody Services                                                       B-10
     Independent Accountants                                                B-10
Brokerage Allocation & Portfolio Turnover Rates                             B-10
Capital Stock and Other Securities                                          B-12
Calculation of Net Asset Value                                              B-12
Federal Income Tax Information                                              B-13
Underwriting of the Fund's Securities                                       B-16
     Underwriting Services                                                  B-16
     Distribution Plans                                                     B-17
Performance Information                                                     B-19
Code of Ethics                                                              B-22
Financial Statements                                                        B-22
Service Providers                                                           B-23

                          GENERAL INFORMATION & HISTORY


SIFE Trust Fund was organized as a Delaware business trust on February 28, 1997, and is the successor-in-interest to SIFE Trust Fund, a California trust organized on September 26, 1960 (the "California Trust"). The Fund, through its predecessor, the California Trust, has offered its securities to the public on a continuous basis, and has operated as a mutual fund, since July 2, 1962. The Fund is registered with the Securities and Exchange Commission as an open-end diversified management investment company. All information, including, but not limited to, historical business and financial information, presented in this Statement of Additional Information and/or the Prospectus relates to the California Trust as its business has been continued by the Fund. SIFE, a California corporation, (the "Management Company") is the Fund's investment advisor, and also functions as the principal underwriter of the Fund's securities.



                         INVESTMENT POLICIES & PRACTICES

The Fund's investment objectives and policies are described in the Prospectus, which should be read in conjunction with the additional information provided below, which describes in further detail the Fund's investment policies.

Fundamental Investment Policies

The Fund has identified the policies described below as "fundamental investment policies." Such policies may not be changed without a vote of a majority in interest of the holders of the Fund's shares.

     1. The Fund may not invest less than 30% of its assets in the equity securities of "financial institutions" (companies which derive a significant portion of their income from dealing in financial services, credit, loans and insurance) and the remainder in the equity securities (including securities convertible into common or preferred stocks) of a diverse portfolio of domestic and certain international service and industrial enterprises generally regarded by the Management Company as "stable growth" companies. The Fund may also hold cash and cash equivalents pending other investment opportunities, to satisfy redemptions and for defensive purposes. See "Investment Policies" below.

     2. The Fund may not invest 25% or more of its assets in any one industry other than financial institutions. With respect to 75% of the Fund's portfolio, the Fund may not invest more than 5% of its assets in any one issuer. The Fund also may not acquire more than 10% of the outstanding voting securities of any issuer. With respect to 80% of the Fund's investment portfolio, in order for the shares of a company to be eligible for investment, the company must have been in existence for at least five years, must have assets of more than $7,000,000 and must have paid dividends in each of the five years immediately preceding investment.

     3. The Fund may not: (i) borrow money or make loans (provided, however, that this restriction shall not prevent the Fund from purchasing certain publicly issued debt securities or commercial paper, entering into repurchase agreements or lending its portfolio securities in accordance with applicable regulatory requirements); (ii) underwrite the securities of other issuers; (iii) purchase or sell real estate;
         (iv)
         purchase or sell commodities or commodity contracts; (v) invest in the securities of other investment companies; (vi) invest in companies for the purpose of exercising control or management; (vii) issue senior securities; or (viii) make short sales or purchases on margin.

Investment Practices

The following investment practices are described in the prospectus and include writing covered put and covered call options, lending portfolio securities and entering into repurchase agreements. These practices are not fundamental and may be changed from time to time by the Fund's Board of Trustees without shareholder approval.


     1. The Fund maintains cash reserves in order to make such payments as may be required of it, and the Fund may use cash for defensive purposes as part of its investment strategy. Pending application or investment, the Fund's cash reserves are invested in repurchase agreements and other cash equivalents, such as securities issued by the United States and state governments or their agencies, certificates of deposit or other interest-bearing accounts and high-grade commercial paper. See "Repurchase Agreements" and "Lending Portfolio Securities," below.

     2. The Fund may write covered call options with respect to its portfolio securities, may write covered put options with respect to securities and may enter into closing purchase transactions with respect to such options in accordance with applicable regulatory requirements. So long as the Fund remains obligated as a writer of an option, it must (i) in the case of a put option, designate cash, U.S. Treasury securities or high-grade, short-term debt securities in an amount equal to or greater than the nominal value of the option, and (ii) in the case of a call option, collateralize the option with actual securities held in the Fund's investment portfolio. The Fund does not write "naked" or "uncovered" options. See "Options Policies," below.

American Depositary Receipts

American Depositary Receipts ("ADRs") are created when a foreign company deposits its securities into a trust account administered by a domestic financial institution (generally, a large, commercial bank). The trust account may be located in the United States or at a foreign branch of the receiving financial institution. The receiving financial institution then issues ADRs, which represent an undivided fractional interest in the pool of securities so deposited.

The Management Company believes that certain large, international non-domestic corporations may represent attractive investment opportunities, as well as providing a certain degree of economic and geographic diversification. Historically, the Fund has invested less than 1.0% of its assets in ADRs.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks and member firms of the New York Stock Exchange determined by the Management Company to present minimal credit risk. A repurchase agreement is a contract under which one party acquires certain securities held by another party pursuant to an agreement whereby the selling party agrees to repurchase from the acquiring party the subject securities at a fixed time and price. Repurchase agreements are generally short-term (usually not more than one week) with the acquiring party profiting to the extent that the repurchase obligation exceeds the acquiring party's cost. Under the terms of a typical repurchase agreement, the Fund acquires United States Government securities for a relatively short period of time, subject to the seller's obligation to repurchase and the Fund's obligation to resell the securities. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the subject securities, including the risk that the market value of the subject securities might decline prior to the Fund being able to dispose of them. The Management Company reviews, on an ongoing basis to evaluate potential risks, the creditworthiness of the counterparties as well as the market values of collateral securities.

Under the relevant terms of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is considered to be a loan collateralized by the underlying securities.

Options Policies

The Fund may write (i.e., sell) "covered" put and call options for non-speculative purposes. These options are used for purposes of enhancing Fund returns but are not a principle investment strategy of the Fund. In a "covered" option position the Fund holds the underlying securities (in the case of call options) or cash (in the case of put options), as distinct from "naked" or unsecured options, which are generally bought or sold for speculative purposes. The Fund uses options sales to hedge specific portfolio positions and does not purchase (or write) "naked" options.

Covered "put" options are defined as contracts entered into between the Fund, as seller, and the Options Clearing Corporation, as agent for unaffiliated third parties, as purchaser, whereby the Fund grants to the purchaser the right, for a defined period of time and at a set price, to sell specific securities to the Fund. Similarly, covered "call" options written by the Fund enable the purchaser of the option to obligate the Fund, for a defined period of time and at a set price, to sell specific securities held in the Fund's investment portfolio. It should be noted that, so long as its obligation as a call option writer continues, the Fund in return for the premium, has given up the opportunity to profit from a price increase in the underlying security above the exercise price and has retained the risk of loss should the price of the security decline. As a call option writer, the Fund has no control over when it may be required to sell the underlying securities.

It is an investment policy of the Fund that, so long as the Fund remains obligated as a writer of a put option, it will designate cash, U.S. Treasury securities, or high-grade short term debt securities in an amount equal to or greater than the nominal value of the option (call options are backed by actual securities held in the Fund's investment portfolio). The Fund does not write "naked" or uncovered options and designates all funds used to cover options. Also, it is an investment policy that the Fund will not write options if (i) the aggregate value of the purchase obligations underlying all unexpired put options written by the Fund (which positions are marked-to-market daily) exceeds 10% of the net asset value of the Fund, and (ii) the nominal value of the Fund's unexpired call options exceeds 25% of the net assets value of the Fund, provided that the total amount of such positions at no time may exceed 35% of the Fund's net asset value.


When the Fund writes a put option, the Fund assumes for a defined period of time an obligation to purchase the underlying security at a set price from the purchaser of the option and receives as consideration for its undertaking the option obligation an option price based on the intrinsic value of the option, which is in turn, based on the underlying stock price and a time and volatility premium. The exercise, or "strike," price is adjusted for certain economic factors reflecting, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, supply, demand and interest rates. If the market price of the underlying security rises above the strike price, the option will expire unexercised and the Fund will profit to the full extent of the premium. However, if the market price falls below the strike price and the option is exercised, the Fund will acquire securities at the strike price and may suffer a loss, (However, the purchase price is, in effect, lowered by the amount of the premium received). All put options written by the Fund are covered with cash, United States Treasury securities or other, high-grade short-term debt securities in an amount equal to or greater than the nominal value of the option (i.e., the amount which the Fund would have to pay in order to close out the option position).

When the Fund writes a call option, it assumes for a defined period of time an obligation to sell the underlying security at a set price to the purchaser of the option. The price is determined by the intrinsic value of the option based on the price of the underlying security and the time and volatility premium. If the market price of the underlying security falls below the strike price, the option will expire unexercised and the Fund will profit to the full extent of the premium. However, if the market price rises above the strike price and the option is exercised, the Fund will be forced to deliver securities which it may not wish to sell. All call options written by the Fund are covered with securities held in the Fund's investment portfolio.

The Fund may write call or put options only if the underlying securities are listed on a national securities exchange or the NASDAQ National Market System and the options are issued by The Options Clearing Corporation. As of the date of this SAI, such options are traded on the following exchanges: Chicago Board Options Exchange, Incorporated, American Stock Exchange, Inc., New York Stock Exchange, Inc., Philadelphia Stock Exchange, Inc., The Pacific Stock Exchange, Inc., and the International Securities Exchange, Inc..


If an option expires unexercised, the Fund realizes a gain in the amount of the premium. However, such a gain, in the case of a call option may be offset by a decline in the market value of the underlying security during the option period. In the case of a put option, the gain in the amount of the premium may be offset by the additional amount of income, if any, that would have been generated had the funds used to cover the potential exercise of the put option not been maintained in the form of cash or cash-equivalents.

If a call option is exercised, the transaction may result in a loss to the Fund equal to the difference between the market price of the underlying security at exercise and the sum of the exercise price of the call plus the premium received from the sale of the call. If a put option is exercised, there may be a loss to the Fund equal to the difference between (i) the exercise price of the put less the premium received from the sale of the put, and (ii) the market price of the underlying security at exercise.

If the Fund has written a call or put option and wishes to terminate its obligation, it may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of this purchase is that the Fund's position as a writer of that option will be canceled by The Options Clearing Corporation. However, the Fund may not effect a closing purchase transaction on a particular option after it has been notified of the exercise of that option. If the Fund wishes to sell a security on which a call has been written, it may effect a closing purchase transaction simultaneously with or before selling the security.

A closing purchase transaction is effected on an exchange which provides a secondary market for an option of the same series. If the Fund is unable to effect a closing purchase transaction with respect to a call option it has written, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Accordingly, the Fund may run the risk of either foregoing the opportunity to sell the underlying security at a profit or being unable to sell the underlying security as its price declines. If the Fund is unable to effect a closing purchase transaction with respect to a put option it has written, it will not be permitted to undesignate those funds which are being held to cover the potential exercise of the put option.

If a closing purchase transaction is effected, a profit or loss may be realized depending on whether the cost of making the closing purchase transaction is less or greater than the premium received upon writing the original option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction will often be offset in whole or in part by appreciation of the underlying security owned by the Fund. If a closing purchase transaction results in a gain, that gain may be partially or entirely offset by depreciation of the underlying security.

Risk Considerations

Financial services are subject to greater governmental regulation than many other industries, as well as capital risk (i.e., the risk that, in periods of tight money or high inflation, the cost to attract deposits will rise substantially), term and rate risk (i.e., the risks attendant to lending money for long periods of time at fixed or only partially adjustable interest rates against the security of assets, the valuations of which may fluctuate with economic conditions) and credit risk (i.e., the risk of lending money to borrowers who may or may not be able to pay), all of which may, from time to time, require substantial reserves against actual or anticipated losses. Further, industry consolidation and the erosion of the distinctions between banks and other less traditional financial institutions has resulted in increased competition. Increased competition, with attendant pressure on financial institution profitability, may also result from legislative initiatives which would reduce the separation between the commercial and investment banking business and which, if enacted, could significantly impact the industry and the Fund. In addition, institutions such as insurance companies that hold large portions of their capital in marketable securities are subject to the risks of the securities market.

Since the Fund's assets consist primarily of common stocks, it must be emphasized that the value of an investment in the Fund will fluctuate as the market value of such stocks rises or falls. Accordingly, in a declining market, the net asset value of the Fund's shares will decline just as, in a rising market, the net asset value of the Fund's shares will rise. These fluctuations in the net asset value of each class of shares may make the Fund more suitable for long-term investors who can bear the risk of such short-term fluctuations.

                             MANAGEMENT OF THE FUND


The business affairs of the Fund are overseen by a Board of Trustees currently composed of seven members, four of whom are not "interested persons" of the Fund as that term is defined in Section 2(a)(19) of the 1940 Act.

Compensation of Trustees and Officers

Like all other expenses of the Fund, Trustee fees are paid by the Management
Company as part of the comprehensive fee structure. As of April 10, 2001, the Officers and Trustees of the Fund, as a group, owned beneficially or of record less than 1% of the outstanding shares. The first table below sets forth the names and compensation information of the Trustees of the Fund. The second table below provides the names, ages and principal occupation information of each officer and Trustee of the Fund. The address of each Trustee is c/o SIFE Trust
Fund, 100 North Wiget Lane, Walnut Creek, California 94598. Trustees who are
"interested persons" of the Fund are identified by an asterisk following their names.


=============================================================================================================
                                                     Pension or                          Total Compensation
                                 Aggregate      Retirement Benefits   Estimated Annual   From Fund and Fund
      Name of Person,          Compensation      Accrued As Part of     Benefits Upon      Complex Paid to
         Position               From Fund+         Fund Expenses         Retirement           Trustees+
-------------------------------------------------------------------------------------------------------------
Haig G. Mardikian, Trustee        $41,000               N/A                  N/A               $41,000
Walter S. Newman, Trustee         $41,000               N/A                  N/A               $41,000
Neil L. Diver,
Trustee                           $41,000               N/A                  N/A               $41,000
John A. Meany,
Trustee                           $41,000               N/A                  N/A               $41,000
Diane H. Belding,
Trustee*                            $0                  N/A                  N/A                 $0
Sam A. Marchese,
Trustee*                            $0                  N/A                  N/A                 $0
Charles W. Froehlich, Jr.,
Trustee*                            $0                  N/A                  N/A                 $0
=============================================================================================================

+The total compensation listed reflects all compensation paid to the Trustees for attending regular board and audit committee meetings during 2000.

Name, Address, Age and Position Held                 Principal Occupation During Past Five Years
------------------------------------                 -------------------------------------------
Haig G. Mardikian (53)                               Owner,    Haig   G.   Mardikian    Enterprises   (real   estate
Trustee; Chairman of the Board                       investments);  President,  Adiuvana-Invest,  Inc.  (real estate
Member, Audit Committee                              investments);  General  Partner,  M&B Development  (real estate investments);  General Partner,  George M. Mardikian Ent. (real estate  investments);  Director,  Forward Funds,  Inc.  (mutual fund); formally Managing Director,  United Broadcasting Company
                                                     (radio broadcasting).

Walter S. Newman (79)                                Owner,  WSN  Enterprises  (real  estate  consultants);  Retired
Trustee; Vice-Chairman of the Board                  President,   San   Francisco   Planning   Commission;   Retired
Chairman, Audit Committee                            President,   San  Francisco   Redevelopment  Agency;   Chairman
                                                     Emeritus of the Board, National Brain Tumor Foundation.

Diane Howard Belding (44) *                          Management  Company  employee,   1992-1998;   General  Partner,
Trustee                                              Howard & Howard Ranch (avocado and lemon ranch),  1983-present;
                                                     Director, Management Company (1982-present).

Neil L. Diver (63)                                   Principal,   The  Development  Group  (financial   consulting),
Trustee                                              1995-present;  Chairman,  Systems  Integrators,  Inc. (software
Member, Audit Committee                              development),   1995-1996;   Chairman,   Ameriwood   Industries
                                                     International     Corporation    (furniture     manufacturing),
                                                     1990-1998;   Chairman/   President  &   Co-Founder,   Cryopharm
                                                     Corporation, (Biochemical Research) 1987-1996.

Charles W. Froehlich, Jr. (72) *                     Retired  Appellate Court Judge;  retired  Superior Court Judge;
Trustee; Secretary                                   formerly  Of Counsel to  Peterson,  Thelan & Price;  principal,
                                                     Froehlich & Peterson Dispute Resolution.

John A. Meany (60)                                   President,   John's  Valley  Foods,  Inc.;  Director,  Northern
Trustee                                              California Grocers Association.
Member, Audit Committee

Sam A. Marchese (58)*                                Chairman  of  the  Board  of   Management   Company;   November
Trustee, President & CEO, SIFE Trust Fund            1999-Present;   Portfolio   Manager  of   Management   Company,
                                                     1984-1996; President and
CEO of Management Company 1994-1996.
Gary A. Isaacson (41)                                Chief  Financial  Officer of the Management  Company,  November
Treasurer                                            1997-present; Controller of Hal Porter Homes, 1989-1997.

                         PRINCIPAL HOLDERS OF SECURITIES

As of April 10, 2001, officers and directors of the Fund in aggregate do not own more than 1% of the outstanding shares of the Fund. As of the same date, to the knowledge of the Fund, no shareholder owned of record 5% or more of the outstanding Class A-I, Class A-II, Class B, or Class C shares of the Fund.


                      INVESTMENT ADVISORY & OTHER SERVICES

Investment Advisory Services

The Management Company acts as the investment adviser to the Fund, subject to policies established by the Board of Trustees. As investment adviser to the Fund, the Management Company is responsible for the management of the Fund's investment portfolio, as well as the administration of its operations. Basic policy is set and determined by the Board of Trustees of the Fund and carried out by the Management Company pursuant to an Investment Advisory Agreement dated as of April 30, 1997 and amended December 16, 1998 (the "Investment Advisory Agreement"). The Advisory Agreement was last approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund or the Management Company, as that term is defined in the 1940 Act, at a meeting on April 19, 2001. The Management Company does not act as an investment advisor to any other registered investment company.


The Advisory Agreement is for an initial term of one year and may be renewed from year to year provided that any such renewal has been approved annually by
(i) the majority of the outstanding voting securities of the Fund, or (ii) a majority of the Trustees and separately a majority of those who are neither parties to the Advisory Agreement, nor "interested persons" with respect to the Management Company at a meeting called for the purpose of voting on such matter. The Advisory Agreement also provides that either party has the right to terminate the Advisory Agreement without penalty upon 60 days written notice to the other party, and that the Advisory Agreement automatically terminates in the event of its assignment.


Under the advisory agreement, the Management Company receives 1.25% of average net assets, per annum, without any additional reimbursement of expenses. Investment advisory fees are accrued daily and computed and paid monthly on the last business day of each month at the rate of 1/12th of 1.25% of the average net assets of the Fund. This fee is deducted from the Fund on the first business day of the following month. During the past three years the Management Company was paid investment advisory fees of, $14,504,536 (1998), $13,497,674 (1999), and $9,395,394 (2000) respectively. Investment advisory fees are allocated among share classes of the Fund according to the classes' relative net asset values.


Management and Administration

The Management Company manages the Fund's operations, and is solely responsible for all of the costs and expenses of the Fund's operation, including, without limitation, all fees for custodial and transfer agency services, Trustees' fees, legal and auditing fees, tax matters, dividend disbursements, bookkeeping, maintenance of office and equipment, brokerage, expenses of preparing, printing and mailing prospectuses to Investors and all expenses in connection with reporting to Investors and compliance with governmental agencies. The Management Company has contracted with Boston Financial Data Services for the performance of certain shareholder accounting and transfer agency functions, and is solely responsible for all fees, costs and expenses associated with the performance by Boston Financial Data Services of such functions.

Custody Services

State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110 ("State Street Bank") acts as the custodian for the assets of the Fund. As such, State Street Bank holds all Fund securities in safekeeping, receives and pays for portfolio securities purchased, delivers and receives payment for portfolio securities sold, and collects all Fund income.

Independent Accountants


Deloitte & Touche LLP, 50 Fremont Street, San Francisco, California 94105, provided auditing services as the Fund's independent certified public accountants for the 2000 fiscal year.


                 BROKERAGE ALLOCATION & PORTFOLIO TURNOVER RATES

In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. The Management Company determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Management Company, a better price or execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, the Management Company will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the Fund, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.

While the Fund's general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Fund or to the Management Company, even if the specific services were not imputed just to the Fund and may be lawfully and appropriately used by the Management Company in advising other clients. The Management Company considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Investment Advisory Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the

Management Company to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to that Fund or assist the Management Company in carrying out its responsibilities to the Fund. The standard of reasonableness is to be measured in light of the Management Company's overall responsibilities to its advisory clients.

Investment decisions for the Fund are made independently from those of other client accounts of the Management Company, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for the Fund and for one or more of such other client accounts. The Management Company and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Management Company has adopted allocation procedures resigned to ensure the fair allocation of securities and prices between the Fund and the Management Company's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio Management Company. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Management Company's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

To the extent any of the Management Company's other client accounts and the Fund seek to acquire the same security at the same general time (especially if that security is thinly traded or is a small-cap stock), the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security generally will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Management Company, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Management Company. In many cases, the Funds' transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as that Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

During the 2000 calendar year, the Fund paid brokerage commissions of $566,527 and total purchases and sales of portfolio securities aggregated $459,349,105. Portfolio turnover rates for the years 1998, 1999 and 2000 were 31%, 25% and 16%, respectively.


During the last three fiscal years, the Fund has not paid any brokerage commissions to any broker which is an affiliated person of the Fund or the Management Company. Listed below is certain information regarding the Fund's payment of brokerage commissions in portfolio transactions during the last three years:

                                                             Total Securities
                  Number of          Total Amount of           Purchased and
Year               Brokers           Brokerage Paid                 Sold
----               -------           --------------                 ----
1998                 32                 $601,341                $780,635,406
1999                 28                 $566,451                $583,019,914
2000                 32                 $566,527                $459,349,105


Listed below are the securities held by the Fund as of December 31, 2000, issued by the indicated broker-dealers (or parent companies thereof) that are among the 10 largest broker/dealers used by the Fund during 2000.


              Security                           Value of Holding
              --------                           ----------------
      Bear Stearns Corporation                      $3,160,081
          Alliance Capital                          $4,492,591
              Citibank                              $9,650,054



                       CAPITAL STOCK AND OTHER SECURITIES

SIFE Trust Fund is a Delaware business trust. The Fund is authorized to issue an unlimited number of shares of beneficial interest, with no par value. The Fund currently comprises of one single series of shares. The series is further divided into the following four separate classes of shares: Class A-I, Class A-II, Class B, Class C. Shareholders are entitled to one full or fractional vote for each full or fractional share and may vote for the election of Trustees, and on such other matters as may be submitted to meetings of shareholders or as required by the Investment Company Act of 1940, as amended. Shareholders shall have no preemptive rights.

The Fund reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund (a redemption-in-kind). These securities shall be valued for redemption-in-kind purposes in the same manner they are valued for purposes of calculating the Fund's net asset value. If the Fund elects to make payments in securities, a shareholder may incur transaction expenses in converting these securities to cash. However, because SIFE Trust Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended, the Fund is obligated to redeem your shares, during any ninety-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period. The Fund may, at its option, seek an order from the Securities and Exchange Commission to withdraw its election to be governed by Rule 18f-1.


                         CALCULATION OF NET ASSET VALUE

All funds received by the Fund for investment and all funds reinvested from net investment income and realized capital gains, if any, are accounted for in terms of shares, with the per-share value determined daily by dividing (i) the difference between (a) the total value of the net assets attributable to each class of the Fund's shares on that day and (b) all charges, such as distribution fees, shareholder servicing fees and management fees (each of which is calculated and charged daily), for that class as well as any other appropriate costs or expenses, by (ii) the total number of shares of that class then outstanding.

Equity securities held by the Fund are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded as of the close of business on the day the securities are being valued. Securities for which a closing sale price is not readily available are valued at the closing bid price. Short-term debt securities (held for liquidity purposes) are amortized to maturity based on their cost, and marked-to-market daily. Option positions are marked-to-market based on their nominal, as quoted value. See "Calculation of Net Asset Value" in the Prospectus for additional information concerning the timing and manner of valuation of each class of shares.


Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the mean between the last bid and asked prices.

If any securities held by the Fund are restricted as to resale or do not have readily available market quotations, the Management Company determines their fair value, following procedures approved by the Fund's Board of Trustees. The Board of Trustees periodically reviews such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.


                         FEDERAL INCOME TAX INFORMATION

The Fund has qualified and elected, and intends to continue to qualify, to be treated as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets and the timing of its distributions. The Fund's policy is to distribute to its Investors all of its investment company taxable income, all of its net exempt-interest income (if any), and any net realized capital gains for each year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income to the extent the Fund's earnings are distributed. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

To qualify as a RIC, the Fund must among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, forwards, and futures contracts) derived with respect to the business of investing in stock, securities or currency, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses. By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. To comply with these requirements, the Fund must distribute annually at least (1) 90% of "investment company taxable income" (as defined in the Code), and (2) 90% of the excess of tax exempt interest income over certain deductions attributable to that income for its taxable year. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

The Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of a 4% nondeductible federal excise tax based on net income, the Fund must declare on or before December 31 of each year and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from previous calendar years.

Any distributions declared by the Fund in October, November, or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared. The Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.


The Fund may from time to time use "equalization accounting" in determining the portion of its net investment income and capital gains that has been distributed. If the Fund elects to use equalization accounting, it will allocate a portion of its net investment income and/or realized capital gains to redemptions of Fund shares which will reduce the amount of such income and gains that the Fund is required to distribute under the distribution requirements of the Code. The Internal Revenue Service ("IRS") has not published clear guidance concerning the methods to be used in allocating investment income and capital gains to the redemption of shares. In the event the IRS determines that the Fund is using an improper method of allocation and that it has under-distributed its net investment income and/or capital gains for any taxable year, the Fund may be liable for additional tax, interest and penalties. This additional tax, interest and penalties could be substantial. In addition, shareholders of the Fund at the time of such determination may receive an additional distribution of net investment income and/or capital gains.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to Investors whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any available capital loss carryovers from prior years will be applied against capital gains. Investors receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

The Fund or the securities dealer effecting a redemption of the Fund's shares by an Investor generally will be required to file information reports with the IRS with respect to distributions and payments made to the Investor. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt Investors who have not furnished their correct taxpayer identification numbers and certain required certifications on the Account Application Form or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to backup withholding.

The Fund will receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to Investors and meets certain other requirements of the Code, corporate Investors in the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. Foreign corporations in which the Fund invests may be treated as "passive foreign investment companies" ("PFICs") under the Code. Part of the income and gains that the Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

Investing in options contracts involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from transactions in options derived by the Fund with respect to its business of investing in securities will qualify as permissible income under Subchapter M of the Code. Any security, option or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions (including rules that may result in gain being treated as short-term capital gain rather than long-term capital gain).


Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the Investor's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. In addition, the sales charge savings that may be available for reinvesting amounts from previous redemptions will, in certain circumstances, increase the amount of the gain (or reduce the amount of the loss) from those redemptions. Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Nonresident aliens and foreign persons are subject to different tax rules and may be subject to withholding of up to 30% on certain payments received from the Fund. Distributions to nonresident aliens and foreign persons of long-term capital gains and any gains from the sale or disposition of shares of the Fund are generally not subject to U. S. taxation. Different tax consequences may apply if a foreign shareholder is engaged in a trade or business within the U.S. Additionally, any applicable tax treaties may change the above results.


The foregoing and the related discussion in the Prospectus are only a summary of some of the important federal income tax considerations generally affecting the Fund and its Investors and is only accurate as of the date of this Statement of Additional Information. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its Investors, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund are urged to consult their tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund, and with specific reference to their own tax situation."


                      UNDERWRITING OF THE FUND'S SECURITIES

Underwriting Services


The Management Company acts as principal underwriter for the Fund on a continuous best efforts basis pursuant to an Underwriting Agreement. The Underwriting Agreement is for an initial term of one year, and may be renewed from year to year provided that any such renewal has been approved annually by
(i) the majority of the outstanding voting securities of the Fund, or (ii) a majority of the trustees and separately by a majority of those who are neither parties to the Underwriting Agreement or "interested persons" with respect to the Management Company at a meeting called for the purpose of voting on such matter. The Underwriting Agreement also provides that either party has the right to terminate the Underwriting Agreement without penalty upon 60 days written notice to the other party and that the Underwriting Agreement automatically terminates in the event of its assignment. The Underwriting Agreement was last approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, at a meeting on April 19, 2001.

During the past three years the Management Company has earned sales commissions for its services as principal underwriter as set forth below.

                   Total Sales        Paid to Independent         Paid to its Own         Net Commissions to the
    Year           Commissions               Agents                Salespersons             Management Company
    ----           -----------               ------                ------------             ------------------
    1998            $820,213               $1,063,223                $294,000                   $(537,010)
    1999            $732,209                $233,486                  $47,288                    $451,435
    2000            $553,700                $81,571                   $2,964                     $469,165


The directors of the Management Company are: Diane H. Belding; Joseph P. Colmery, Charles W. Froehlich, Jr.; Sam A. Marchese (Chairman of the Board); and Sharon E. Tudisco. John P. King, a long time executive of SIFE is the President & CEO of the Management Company. Mrs. Belding, Mr. Froehlich and Mr. Sam Marchese are also officers and/or Trustees of the Fund; their other business affiliations are set forth above in "Trustees and Officers." Their business address is
c/o SIFE, 100 North Wiget Lane, Walnut Creek, California 94598. As of April 1, 2001, Mr. John W. Woods owned 10.98% of the outstanding shares of the Management Company, Mr. Marchese owned 21.11%, Mrs. Tudisco owned 10.55%, Mrs. Belding owned 21.11%, Mr. Froehlich owned 14.89%, Mr. Bruce W. Woods owned 8.26%, the J. Bradley Woods Irrevocable Trust owned 4.05%, the William B. Woods Irrevocable Trust owned 4.05%, and Mr. Stead owned 5.00% of the outstanding shares of the Management Company.

The following table sets forth all commissions and other compensation received during the Fund's last fiscal year by the Management Company, as principal underwriter for the Fund's securities.

          (1)                      (2)                    (3)                     (4)                    (5)
        Name of              Net Underwriting       Compensation on
       Principal              Discounts and          Redemption and           Brokerage                Other
      Underwriter              Commissions            Repurchases            Commissions            Compensation
      -----------              -----------            -----------            -----------            ------------
          SIFE                   $12,554                $287,858                  -0-                    -0-


Distribution Plans

As described in the Prospectus, the Fund has adopted a separate Plan of Distribution pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (individually, a "Plan") for the Fund's Class A-II, Class B and Class C shares. The terms and conditions of each such Plan provide that each such Class is authorized to spend certain sums (up to 0.25% of average daily net assets in the case of the Class A-II shares and up to 0.75% of average daily net assets, each in the case of the Class B and Class C shares) on activities primarily intended to support the distribution and sale of such shares. The Class B Plan and Class C Plan also provide that each such Class is authorized to spend an additional 0.25% of average daily net assets for services relating to the servicing of shareholders' accounts.

Under each Plan, the distribution (and, in the case of the Class B and Class C shares, also the Shareholder servicing) fees are designed to reimburse the Management Company for expenses incurred, services rendered and facilities provided in connection with the distribution of shares and in the case of the Class B and Class C plans the servicing of shareholder accounts. Such expenses and services include, but are not necessarily limited to, the payment of commissions and other payments to broker/dealers, financial institutions and others who sell shares and/or service shareholder accounts.

As required by Rule 12b-1, each Plan has been approved by the Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan, in each case pursuant to a finding that the Plan was in the best interests of the shareholders of the respective class of shares.

The officers and Trustees who are "interested persons" of the Fund may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Management Company. Potential benefits of each Plan to the Fund include improved investor services and benefits to the investment process from growth or stability of assets. Payments under each Plan are reviewed at least quarterly and each Plan must be renewed annually by the Board of Trustees.

Each Plan requires that, at least quarterly, the Audit Committee of the Board of Trustees must review a written report prepared by the Treasurer of the Fund enumerating the amounts spent by each class pursuant to its Plan and the purposes therefor. Each Plan further requires that, for so long as each such Plan is in effect, the nomination and selection of those Trustees who are not "interested persons" of the Fund is committed to the exclusive discretion of the other Trustees who are not "interested persons" of the Fund.


For the fiscal year ended December 31, 2000 the Fund paid out distribution fees of $278,078 for Class A-II shares, and distribution and services fees of $192,077 and 64,026 respectively for Class B shares, and distribution and services fees of $16,786 and %5,595 for Class C shares. For Class A-II and Class C shares, substantially all distribution fees were used for the compensation of unaffiliated broker-dealer firms. For Class B shares, all distribution fees were paid to the management company to finance commission payments to unaffiliated broker-dealer firms.

PERFORMANCE INFORMATION1

To help investors better evaluate how an investment in the Fund might satisfy their investment objectives, advertisements and other materials regarding the Fund may discuss various financial publications. Materials may also compare performance to performance as reported by other investments, indices, and averages. The performance of the Fund may also be compared in publications to 1) the performance of relevant indices for which reliable performance data is available, and 2) averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Annual, non-compounded performance information relating to a hypothetical investment of $10,000 (adjusted for maximum sales charges) in Class A-I shares for the one, three, five, and ten-year periods ended December 31, 2000, is set forth below. Such information assumes that all net investment income and realized capital gains were reinvested (at no sales charge). No adjustment has been made for possible tax liabilities. Also shown is comparable performance information for the unmanaged Standard & Poor's 500 Stock Index (assuming the reinvestment of all dividends), a widely used indicator of general stock market activity (source: Standard & Poor's Corporation).

For the year ended December 31, 2000, a $9,500 net investment in Class A-I shares of the Fund (calculated based on a $10,000 investment less the current maximum 5.0% sales charge, assuming re-investment of all distributions for the entire period of January 1, 2000 through December 31, 2000) would have increased to $11,490. For the three, five, and ten year periods ended on the same date, and using the same assumptions, a $9,500 net investment in Class A-I shares of the Fund would have increased to $11,059, $20,395 and $64,949, respectively.


                                                 Class A-I Shares

                                              Average           Average
                                            Annual Total      Annual Total
                         Results of           Return            Return
                          $10,000            Including         Including
                       Invested with          Maximum           Minimum          Total Return:       Total Return:
     Investment         5.0% Sales          Sales Charge      Sales Charge         SIFE Trust          S&P 500
        Term              Charge              of 5.0%           of 5.0%              Fund             Stock Index
        ----              ------              -------           -------              ----             -----------
       1 year             $11,490              14.9%             20.95%              20.95%              -9.10%
       3 years            $11,059              3.41%              5.20%              16.41%              41.46%
       5 years            $20,395             15.32%             16.51%             114.68%             131.98%
      10 years            $64,949             20.58%             21.20%             583.68%             399.78%


Annual, non-compounded performance information relating to a hypothetical investment of $10,000 (adjusted for maximum sales charges) in Class A-II shares for the one and three year periods ended December 31, 2000, is set forth below.
Such information assumes that all net investment income and realized capital gains were reinvested (at no sales charge). No adjustment has been made for possible tax liabilities. Also shown is comparable performance information

--------
1 Class A-II shares are identical in all respects to Class A-I shares except that Class A-II shares bear a 0.25% 12b-1 distribution fee. Class B and C share sales charges differ from the Class A-I shares and bear a 0.75% 12b-1 distribution fee and a 0.25% servicing fee.

for the unmanaged Standard & Poor's 500 Stock Index (assuming the reinvestment of all dividends), a widely used indicator of general stock market activity (source: Standard & Poor's Corporation).

For the year ended December 31, 2000, a $9,500 net investment in Class A-II shares of the Fund (calculated based on a $10,000 investment less the current maximum 5.0% sales charge, assuming re-investment of all distributions for the entire period of January 1, 2000 through December 31, 2000) would have increased to $11,471. For the three year period ending on the same date, and using the same assumptions, a $9,500 net investment in Class A-II shares of the Fund would have increased to $10,976. Since Class A-II shares were first offered May 1, 1996, performance history for Class A-II shares is not available for five, and ten year periods.


                                Class A-II Shares

                                             Average           Average
                                           Annual Total      Annual Total
                        Results of           Return            Return
                         $10,000            Including         Including
                       Invested with          Maximum           Minimum          Total Return:       Total Return:
     Investment         5.0% Sales          Sales Charge      Sales Charge         SIFE Trust          S&P 500
        Term              Charge              of 5.0%           of 0.0%              Fund             Stock Index
        ----              ------              -------           -------              ----             -----------
       1 year            $11,471              14.71%             20.96%              20.96%             -9.10%
       3 years           $10,976               3.14%              4.92%              15.49%             41.46%

Annual, non-compounded performance information relating to a hypothetical investment of $10,000 (adjusted for maximum deferred sales charges) in Class B shares for the one, and three year periods ended December 31, 2000, is set forth below. Such information assumes that all net investment income and realized capital gains were reinvested (at no sales charge) and the investment was redeemed in full at the end of the relevant period. No adjustment has been made for possible tax liabilities. Also shown is comparable performance information for the unmanaged Standard & Poor's 500 Stock Index (assuming the reinvestment of all dividends), a widely used indicator of general stock market activity (source: Standard & Poor's Corporation).

For the year ended December 31, 2000, a $10,000 net investment in Class B shares of the Fund (calculated based on a $10,000 investment, assuming re-investment of all distributions for the entire period of January 1, 2000 through December 31, 2000, and on date of redemption deducting the current maximum deferred sales charges as set out in footnote 1 below) would have increased to $11,483. For the three year period ended on the same date, and using the same assumptions, a $10,000 net investment in Class B shares of the Fund would have increased to $11,000. Since Class B shares were first offered May 1, 1997, performance history for Class B shares is not available for five, and ten year periods.

                                      B-20



                                 Class B Shares

                                              Average           Average
                                            Annual Total      Annual Total
                         Results of           Return            Return
                          $10,000            Including         Including
                       Invested with          Maximum           Minimum          Total Return:       Total Return:
     Investment        Maximum Deferred    Deferred Sales    Sales Charge         SIFE Trust          S&P 500
        Term           Sales Charge(1)        Charge(1)         of 0.0%              Fund             Stock Index
        ----              ------              -------           -------              ----             -----------
       1 year              $11,483             14.83%             19.83%              19.83%             -9.10%
       3 years             $11,000             3.23%               4.16%              13.00%             41.46%

Annual, non-compounded performance information relating to a hypothetical investment of $10,000 (adjusted for maximum sales charges) in Class C shares for the one and five year periods ended December 31, 2000, is set forth below. Such information assumes that all net investment income and realized capital gains were reinvested (at no sales charge). No adjustment has been made for possible tax liabilities. Also shown is comparable performance information for the unmanaged Standard & Poor's 500 Stock Index (assuming the reinvestment of all dividends), a widely used indicator of general stock market activity (source:
Standard & Poor's Corporation).

For the year ended December 31, 2000, a $9,900 net investment in Class C shares of the Fund (calculated based on a $10,000 investment less the current maximum front-end sales charge as set out in footnote 2 below, assuming re-investment of all distributions for the entire period of January 1, 2000 through December 31, 2000, and on the date of redemption deducting the maximum deferred sales charge as set out in footnote 2 below) would have increased to $11,759. For the three year period ended on the same date, and using the same assumptions, a $9,900 net investment in Class C shares of the Fund would have increased to $11,144. Since
Class C shares were first offered May 1, 1997, performance history for Class C shares is not available for five, and ten year periods.


                                 Class C Shares

                                             Average
                                           Annual Total
                                              Return           Average
                                             Including       Annual Total
                         Results of           Maximum           Return
                          $10,000            Front End         Including
                       Invested with       and Deferred         Minimum          Total Return:       Total Return:
     Investment        Maximum Deferred    Sales Charge       Sales Charge         SIFE Trust          S&P 500
        Term           Sales Charge(2)        of 1.0%            of 0.0%              Fund             Stock Index
        ----              ------              -------           -------              ----             -----------
       1 year              $11,759             17.59%             19.79%              19.79%             -9.10%
       3 years             $11,144             3.68%               4.03%              12.57%             41.46%


The Fund calculates average annual total return according to the following formula, as required by the Securities and Exchange Commission:

--------------
1 The maximum deferred sales charge is 4.0% for the one year period and 3.0% for the three year period, respectively.

2 the maximum front-end sales charge is 1.0%. The maximum deferred sales charge is 1.0% for the one year period and 0.0% for the three year period, respectively.

         "P(1+T)n = ERV", where the average annual total return ("T") is computed by using the value at the end of the period ("ERV") of a hypothetical initial investment of $10,000 ("P") over a period of years ("n"). Accordingly, to calculate total return, an initial investment is divided by the per-share offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of units purchased. Subsequent dividends and capital gain distributions are then reinvested at net asset value on the reinvestment date determined by the Board of Trustees. The sum of the initial shares purchased and additional shares acquired through reinvestment is then multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment, divided by the initial investment and converted to a percentage, equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in unit price during the period. Total return may be calculated for one year, five years, ten years and for other periods. The average annual total return over periods greater than one year also may be computed by utilizing ending values as determined above.

The data quoted represents past performance. Past performance is no guarantee of future performance. Effective April 1, 1995, the Fund reduced the maximum sales charge on Class A-I shares from 6.25% to 5.0% and the minimum sales charge was reduced from 1.0% (on purchases of $2,000,000 or more) to zero (on purchases of $1,000,000 or more). The Fund's performance is affected by many factors including: changes in the levels of equity prices and interest rates generally, the Fund's selection of specific securities for the portfolio, the Fund's expense ratio, and other factors. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                 CODE OF ETHICS

The Trust and the Management Company have adopted a Unified Code of Ethics pursuant to Section 17(j) of the Investment Company Act and Rule 17j-1 thereunder (the "Code of Ethics"). This Code of Ethics has been revised, as appropriate, to conform with certain new provisions of Rule 17j-1 as adopted by the SEC on October 29, 1999. Currently, the Codes of Ethics permits personnel to buy and sell securities for their respective accounts, unless such securities at the time of such purchase or sale: (i) are being considered for purchase or sale by a Fund; (ii) are being purchased or sold by a Fund; or (iii) were purchased or sold by a Fund within the most recent 7 calendar days.


                              FINANCIAL STATEMENTS


     Audited Financial Statements for the year ended December 31, 2000, for SIFE Trust Fund, as contained in the Annual Report to shareholders of the Fund for the fiscal year ended December 31, 2000, are incorporated herein by reference to the report.

                                SERVICE PROVIDERS

                                -----------------

                 Investment Adviser, Underwriter and Distributor

                                      SIFE

                              100 North Wiget Lane
                             Walnut Creek, CA 94598
                                -----------------

                                    Custodian

                       STATE STREET BANK AND TRUST COMPANY

                               225 Franklin Street
                           Boston, Massachusetts 02110
                                -----------------

                                 Transfer Agent

                         BOSTON FINANCIAL DATA SERVICES

                                  P.O. Box 8244
                              Boston, MA 02266-8244
                                ----------------

                              Independent Auditors

                              Deloitte & Touche LLP

                                50 Fremont Street
                             San Francisco, CA 94105
                                ----------------

                                  Legal Counsel

                      PAUL, HASTINGS, JANOFSKY & WALKER LLP

                        345 California Street, 29th Floor
                             San Francisco, CA 94104

                                     PART C
                                OTHER INFORMATION

Item 23.          Exhibits

         (a)      Exhibits filed in Part C of the Registration Statement:

         Exhibit
         Number

         1.       Copy of Registrant's Trust Agreement as currently in effect:
                  a.       Copy of Agreement and Declaration of Trust, dated February 28, 1997(3)
                  b.       Copy of Certificate of Trust (3)
         2.       By-laws of SIFE Trust Fund (3)
         3.       Instruments defining rights of securities holders - Not Applicable
         4.       Copy of Investment Advisory Agreement, dated as of April 30, 1997 (3)
         5.       Copy of Underwriting Agreement, dated as of April 30, 1997 (3)
         6.       Bonus or Profit Sharing Contracts - Not Applicable
         7.       a.       Custodian Contract between SIFE Trust Fund and State Street Bank & Trust Co. (2)
                  b.       Retirement Plans Service Contract among SIFE, Inc., SIFE Trust Fund and State Street
                           Bank & Trust Co. (2)
                  c.       Assignment & Assumption Agreement (3)
         8.       Other Material Contracts - Not Applicable
         9.       Opinion and Consent of Counsel
                  a.       Opinion of Counsel (5)
                  b.       Consent of Counsel - Filed herewith
         10.      Consent of Independent Accountants - Filed herewith
         11.      Omitted Financial Statements - Not Applicable
         12.      Initial Capital Agreements - Not Applicable
         13.      Copies of Rule 12b-1 Plans
                  a.       Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement for Class A-II Shares (1)
                  b.       Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement for Class B Shares(3)
                  c.       Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement for Class C Shares(3)
         14.      Code of Ethics (4)
         15.      Rule 18f-3 Plan:
                  a.       Rule 18f-3 Plan (2)
                  b.       Restated Rule 18f-3 Plan(3)

                                                                             C-5


------------------------------
(1)      Filed February 23, 1996, as an exhibit to Registrant's Definitive Proxy Statement under Section 14(a) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.
(2)      Filed April 19, 1996, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933
         Post-Effective Amendment No. 39 and Registration Statement under Investment Company Act of 1940
         Post-Effective Amendment No. 18, File No. 2-17277, and incorporated herein by reference.
(3)      Filed February 29, 1997, as an exhibit to Form N-1A Registration Statement under the Securities Act of
         1933 Post-Effective Amendment No. 41 and Registration Statement under Investment Company Act of 1940
         Post Effective Amendment No. 20, File No. 2-17277, and incorporated herein by reference.
(4)      Filed February 28, 2000, as an exhibit to Form N-1A Registration Statement under the Securities Act of
         1933 Post-Effective Amendment No. 48 and Registration Statement under Investment Company Act of 1940
         Post Effective Amendment No. 27, File No. 2-17277, and incorporated herein by reference.
(5)      Filed April 30, 1999, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933
         Post-Effective Amendment No. 45 and Registration Statement under Investment Company Act of 1940 Post
         Effective Amendment No. 24, File No. 2-17277, and incorporated  herein by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant

         No person is directly or indirectly controlling, controlled by, or under common control with the Registrant.

Item 25. Indemnification

         Reference is made to Article VI, Section 5 of Registrant's Trust Agreement, as amended, filed as Exhibit 1(a) under Part C, Item 24(b) (the "Trust Agreement"), which generally provides that no director or officer shall be liable to the Registrant or to its Investors or to any other person for any action which such director or officer may in good faith take or refrain from taking as a director or officer; provided, however, that no officer or director of the Registrant shall be protected against any liability to the Registrant or its Investors caused by such officer's or director's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, nor shall anything in Section 5 protect any officer or director against any liability arising under any provision of the Securities Act of 1933 (the "Securities Act").

         Reference is also made to Article VI, Section 6 of Registrant's Trust Agreement, which generally provides that an officer or director shall be indemnified by the Registrant to the maximum extent permitted by applicable law against all expenses, judgments, fines, settlements and other amounts reasonably incurred or suffered by such person in connection with any threatened, pending or completed legal proceeding brought by a third party in which he or she is involved by reason of his or her relationship to the Registrant. No indemnification shall be provided, however, with respect to any liability arising by reason of the "Disabling Conduct" of the person seeking indemnity. "Disabling Conduct" generally means willful misfeasance, bad faith, gross negligence, reckless disregard of duties, or any conduct that amounts to a violation of the Securities Act.

         Any officer or director who is a party to an action which is brought by the Registrant shall also be indemnified, provided that if such person is adjudged by a court to be liable to the Registrant in the performance of his or her duty, indemnification shall be made only to the extent a court determines that there has been no Disabling Conduct and that such person is fairly and reasonably entitled to indemnity.

         Expenses incurred in connection with a legal proceeding shall be advanced by the Registrant to an officer or director prior to the proceeding's final disposition, provided such officer or director agrees to repay all advanced amounts unless it is ultimately determined that he or she is entitled to indemnification, and such officer or director meets certain other conditions to the advance.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

         Registrant's response to Part B, Item 14 contained in "Management of the Trust Fund," is hereby incorporated herein by reference.

Item 27. Principal Underwriter

         a. The underwriter of the Registrant is SIFE. SIFE acts as underwriter and investment adviser only for the Registrant. The Registrant is SIFE's only registered investment company client. SIFE may also serve as investment advisor to clients that are not registered investment companies.

         b. Registrant's response to Part B, Item 14, contained in "Management of the Trust Fund," is hereby incorporated herein by reference.

Item 28. Location of Accounts and Records

         The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 are kept at the offices of SIFE, 100 North Wiget Lane, Walnut Creek, CA 94598.

Item 29. Management Services

         Inapplicable.

Item 30. Undertakings

         Inapplicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Walnut Creek and State of California, on the 25th day of April, 2001.

                                   SIFE Trust Fund

                                   By: /s/ Sam Marchese*
                                           -----------------
                                           Sam Marchese
                                           President & Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                  Signature                                        Title                                Date
                  ---------                                        -----                                ----

             /s/ SAM MARCHESE*                 Trustee; President & Chief Executive Officer         April 25,2001
             ------------------                of the Trust Fund (Principal Executive
               (Sam Marchese)                  Officer & Principal Accounting Officer)


             /s/ GARY ISAACSON*                Chief Financial Officer of the Trust Fund            April 25,2001
             ------------------                (Principal Accounting Officer)
               (Gary Isaacson)

           /s/ HAIG G. MARDIKIAN*              Trustee; Chairman of the Board                       April 25,2001
           ----------------------
             (Haig G. Mardikian)

            /s/ WALTER S. NEWMAN*              Trustee; Vice-Chairman of the Board                  April 25,2001
            ---------------------
             (Walter S. Newman)

       /s/ CHARLES W. FROEHLICH, JR.*          Trustee; Secretary                                   April 25,2001
       ------------------------------
         (Charles W. Froehlich, Jr.)

             /s/ NEIL L. DIVER*                Trustee                                              April 25,2001
             ------------------
               (Neil L. Diver)

          /s/ DIANE HOWARD BELDING*            Trustee                                              April 25,2001
          -------------------------
           (Diane Howard Belding)

             /s/ JOHN A. MEANY*                Trustee                                              April 25,2001
             ------------------
               (John A. Meany)


*        By:             /s/ MITCHELL E. NICHTER                       Dated:           APRIL 25, 2001
             -----------------------------------------------                   -----------------------------------
                  Mitchell E. Nichter, Attorney-in-Fact

                                                                             C-9